Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES

20.    LEASES

On January 1, 2022, we adopted the accounting standard ASC 842, Leases, using the modified retrospective method. We elected this adoption date as our date of initial application. As a result, we have not updated financial information related to, nor have we provided disclosures required under ASC 842 for, periods prior to January 1, 2022. The primary changes to our policies relate to recognizing most leases on our statement of financial position as liabilities with corresponding right-of-use (“ROU”) assets.

The Company has entered into agreements under which we lease various real estate spaces in North America, Europe and Latin America, under non-cancellable leases that expire on various dates through calendar year 2029. Some of our leases include options to extend the term of such leases for a period from 12 months to 60 months, and/or have options to early terminate the lease. Some of our leases require us to pay certain operating expenses in addition to base rent, such as taxes, insurance and maintenance costs.

As the Company’s leases do not typically provide an implicit rate, the Company utilizes the appropriate incremental borrowing rate, determined as the rate of interest that the Company would have to pay to borrow on a collateralized basis over a similar term and in a similar economic environment.

Practical Expedients

The modified retrospective approach included a package of optional practical expedients that we elected to apply. Among other things, these expedients permitted us not to reassess prior conclusions regarding lease identification, lease classification and initial direct costs under ASC 842. The Company does not separate lease and non-lease components in determining ROU assets or lease liabilities for real estate leases. Additionally, the Company does not recognize ROU assets or lease liabilities for leases with original terms or renewals of one year or less.

	Financial Statement Classification	Year Ended December 31, 2022
Operating lease costs:
Operating lease costs-Fixed	General and administrative	$1,440
Sub-lease income	General and administrative	$(212)
Operating lease costs	Inventory	$154
Total lease costs		$1,382

The table above includes amounts relating to the Company’s lease costs, which includes net costs recognized in our operating expenses during the period, including amounts capitalized as part of the costs of Inventory, in accordance with ASC 330. Variable lease costs primarily include maintenance, utilities and operating expenses that are incremental to the fixed base rent payments and are excluded from the calculation of operating lease liabilities and ROU assets. For year ended December 31, 2022, cash paid for amounts associated with our operating lease liabilities was approximately $1,611, which was classified as operating activities in the consolidated statement of cash flows.

The following table shows our undiscounted future fixed payment obligations under our recognized operating leases and a reconciliation to the operating lease liabilities as of December 31, 2022:

Leases and a reconciliation to the operating lease liabilities as of December 31, 2022
2023	$1,202
2024	755
2025	279
2026	131
2027	113
Thereafter	100
Total future fixed operating lease payments	$2,580

Less: Imputed interest	$266
Total operating lease liabilities	$2,314

Weighted-average remaining lease term – operating leases	2.73
Weighted-average discount rate – operating leases	8.2%

Due to our election to apply the effective date method of adoption for ASC 842, we have included the following additional disclosure under our historical lease accounting under ASC 840.

As of December 31, 2021, future minimum lease payments under non-cancelable operating lease were as follows

Future minimum lease payments
2023	$1,910
2024	1,562
2025	845
2026	337
2027	152
Thereafter	286
Total	$5,092